Victory Portfolios

Victory Integrity Discovery Fund (Member Class)

Victory Integrity Mid-Cap Value Fund (Member Class)

Victory Integrity Small/Mid-Cap Value Fund (Member Class)

Victory Fund for Income (Member Class)

Victory Investment Grade Convertible Fund (Member Class)

(each “Fund”)

Supplement dated June 17, 2024,

to each Prospectus dated November 1, 2023

Effective immediately, the disclosure found under the subheading “Paying for Your Initial Purchase” under the section titled How to Buy Shares in each Fund’s Prospectus is deleted in its entirety and replaced with the following:

Paying for Your Initial Purchase

If you wish to make an investment directly into the Victory Funds, make your check payable to the “Victory Funds.” All checks must be drawn on U.S. banks. If your check is returned as uncollectible for any reason, you will be charged for any resulting fees and/or losses. If unclear or no instructions are provided with your check as to which fund the purchase was intended, we will make every effort to contact you to receive proper instructions. However, if we are unable to reach you within three business days of receipt of your check, we will deposit the funds in an existing or new Victory Treasury Money Market Trust account matching your existing registration. If we cannot locate an existing account matching your registration, the check will be returned within three business days. Initial purchases into an account by electronic funds transfer or check may be held for up to 30 days before any redemptions may be processed. The Fund does not accept cash, money orders, traveler’s checks, credit card convenience checks, or third-party checks. Additionally, bank starter checks are not accepted for the shareholder’s initial investment into the Fund. All payments must be denominated in U.S. dollars.

Victory Portfolios

Victory RS Partners Fund (Member Class)

Victory RS Mid Cap Growth Fund (Member Class) Victory RS Small Cap Equity Fund (Member Class)

Victory High Income Municipal Bond Fund (Member Class)

Victory Floating Rate Fund (Member Class)

(each “Fund”)

Supplement dated June 17, 2024,

to each Prospectus dated May 1, 2024

Effective immediately, the disclosure found under the subheading “Paying for Your Initial Purchase” under the section titled How to Buy Shares in each Fund’s Prospectus is deleted in its entirety and replaced with the following:

Paying for Your Initial Purchase

If you wish to make an investment directly into the Victory Funds, make your check payable to the “Victory Funds.” All checks must be drawn on U.S. banks. If your check is returned as uncollectible for any reason, you will be charged for any resulting fees and/or losses. If unclear or no instructions are provided with your check as to which fund the purchase was intended, we will make every effort to contact you to receive proper instructions. However, if we are unable to reach you within three business days of receipt of your check, we will deposit the funds in an existing or new Victory Treasury Money Market Trust account matching your existing registration. If we cannot locate an existing account matching your registration, the check will be returned within three business days. Initial purchases into an account by electronic funds transfer or check may be held for up to 30 days before any redemptions may be processed. The Fund does not accept cash, money orders, traveler’s checks, credit card convenience checks, or third-party checks. Additionally, bank starter checks are not accepted for the shareholder’s initial investment into the Fund. All payments must be denominated in U.S. dollars.

Victory Portfolios

Victory Diversified Stock Fund

Victory Fund for Income

Victory Investment Grade Convertible Fund

Victory Special Value Fund

Victory Strategic Allocation Fund

Victory Sycamore Established Value Fund

Victory Sycamore Small Company Opportunity Fund

Victory THB US Small Opportunities Fund

Supplement dated June 17, 2024,

to the Statement of Additional Information dated November 1, 2023, as supplemented (“SAI”)

1.The reference to Commercial Paper found under “Investment Practices, Instruments, and Risks” in the SAI is hereby deleted and replaced with the following:

Commercial Paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts. Except as noted below, with respect to variable amount master demand notes, issues of commercial paper normally have maturities of less than nine months and fixed rates of return. In addition to corporate issuers, borrowers that issue municipal securities also may issue tax-exempt commercial paper. Investments in commercial paper are subject to the risk the issuer cannot issue enough new commercial paper to satisfy its outstanding commercial paper, also known as rollover risk. Commercial paper may become illiquid or may suffer from reduced liquidity in certain circumstances. Like all fixed-income securities, commercial paper prices are susceptible to fluctuations in interest rates. If interest rates rise, commercial paper prices will decline. The short-term nature of a commercial paper investment makes it less susceptible to interest rate risk than many other fixed-income securities because interest rate risk typically increases as maturity lengths increase. Commercial paper tends to yield smaller returns than longer-term corporate debt because securities with shorter maturities typically have lower effective yields than those with longer maturities. As with all fixed- income securities, there is a chance that the issuer will default on its commercial paper obligation.

Where necessary to ensure that an instrument meets, or is of comparable quality to, a Fund’s rating criteria, the Fund may require that the issuer’s obligation to pay the principal of, and the interest on, the instrument be backed by insurance or by an unconditional bank letter or line of credit, guarantee, or commitment to lend. In addition, each of the Funds may acquire commercial paper and corporate bonds of issuers that are not rated but are determined by the Adviser at the time of purchase to be of comparable quality to instruments of issuers that may be acquired by such Fund as previously described.

2.The reference to Investment-Grade and High-Quality Securities found under “Investment Practices, Instruments, and Risks” in the SAI is hereby deleted and replaced with the following:

Investment-Grade and High-Quality Securities. The Funds may invest in “investment-grade” obligations, which are those that are rated at the time of purchase within the four highest rating categories assigned by an NRSRO or, if unrated, are obligations that the Adviser determines to be of comparable quality. The applicable securities ratings are described in Appendix A to this SAI. “High-quality” short- term obligations are those obligations that, at the time of purchase, (1) possess a rating in one of the two highest ratings categories from at least one NRSRO or (2) are unrated by an NRSRO but are determined by the Adviser to present minimal credit risks and to be of comparable quality to rated instruments eligible for purchase by the Funds under guidelines adopted by the Board.

3.James K. De Vries has resigned as the President and Principal Executive Officer of Victory Portfolios (the “Trust”), and Thomas Dusenberry is hereby appointed by the Board of Trustees (the “Board”) to serve as President and Principal Executive Officer of the Trust and Patricia McClain is hereby appointed by the Board to serve as Secretary of the Trust effective June 14, 2024.

Accordingly, the SAI is hereby supplemented and revised as follows:

1.All references to Mr. De Vries listed in the SAI are deleted.

2.In the Management of the Trust section of the SAI under the heading “Officers of the Trust” the following rows are hereby added to the table:

Date
Name and	Position with	Commenced	Principal Occupation
Date of Birth	the Trust	Service	During Past 5 Years
Thomas Dusenberry	President	May 2022*	Head of Fund Administration, the Adviser
(July 1977)			(6/12/24-present); Director, Fund Administration,
the Adviser (May 2023-present); Manager, Fund
Administration (2022-April 2023); Treasurer and
Principal Financial Officer (2020-2022), Assistant
Treasurer (2019), Salient MF Trust, Salient
Midstream, MLP Fund, and Forward Funds;
Principal Financial Officer (2018-2021) and
Treasurer (2020-2021), Salient Private Access
Funds and Endowment PMF Funds; Senior Vice
President of Fund Accounting and Operations,
Salient Partners (2020-2022); Director of Fund
Operations, Salient Partners (2016-2019). Mr.
Dusenberry also serves as President of Victory
Portfolios II, Victory Variable Insurance Funds,
and Victory Portfolios III.
Patricia McClain	Secretary	June 2024	Director, Regulatory Administration, Fund
(September 1962)			Administration, the Adviser (July 2019-present).
Ms. McClain also serves as Secretary of Victory
Portfolios II, Victory Variable Insurance Funds,
and Victory Portfolios III.

* Effective June 14, 2024, Mr. Dusenberry resigned as Secretary and accepted the position of President.

If you wish to obtain more information, please call the Victory Funds at 800-539-FUND (800-539-3863) or your financial advisor.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Portfolios

Victory Total Return Bond Fund	Victory Munder Multi-Cap Fund
Victory Integrity Discovery Fund	Victory S&P 500 Index Fund
Victory Integrity Mid-Cap Value Fund	Victory Trivalent International Fund – Core
Victory Integrity Small/Mid-Cap Value Fund	Equity
Victory Integrity Small-Cap Value Fund	Victory Trivalent International Small-Cap Fund
Victory Munder Mid-Cap Core Growth Fund

Supplement dated June 17, 2024,

to the Statement of Additional Information dated November 1, 2023, as supplemented (“SAI”)

James K. De Vries has resigned as the President and Principal Executive Officer of Victory Portfolios (the “Trust”), and Thomas Dusenberry is hereby appointed by the Board of Trustees (the “Board”) to serve as President and Principal Executive Officer of the Trust and Patricia McClain is hereby appointed by the Board to serve as Secretary of the Trust effective June 14, 2024.

Accordingly, the SAI is hereby supplemented and revised as follows:

1.All references to Mr. De Vries listed in the SAI are deleted.

2.In the Management of the Trust section of the SAI under the heading “Officers of the Trust” the following rows are hereby added to the table:

Date
Name and	Position with	Commenced	Principal Occupation
Date of Birth	the Trust	Service	During Past 5 Years
Thomas Dusenberry	President	May 2022*	Head of Fund Administration, the Adviser
(July 1977)			(6/12/24-present); Director, Fund Administration,
the Adviser (May 2023-present); Manager, Fund
Administration (2022-April 2023); Treasurer and
Principal Financial Officer (2020-2022), Assistant
Treasurer (2019), Salient MF Trust, Salient
Midstream, MLP Fund, and Forward Funds;
Principal Financial Officer (2018-2021) and
Treasurer (2020-2021), Salient Private Access
Funds and Endowment PMF Funds; Senior Vice
President of Fund Accounting and Operations,
Salient Partners (2020-2022); Director of Fund
Operations, Salient Partners (2016-2019). Mr.
Dusenberry also serves as President of Victory
Portfolios, Victory Variable Insurance Funds, and
Victory Portfolios III.
Patricia McClain	Secretary	June 2024	Director, Regulatory Administration, Fund
(September 1962)			Administration, the Adviser (July 2019-present).
Ms. McClain also serves as Secretary of Victory
Portfolios II, Victory Variable Insurance Funds,
and Victory Portfolios III.

* Effective June 14, 2024, Mr. Dusenberry resigned as Secretary and accepted the position of President.

If you wish to obtain more information, please call the Victory Funds at 800-539-FUND (800-539-3863) or your financial advisor.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Portfolios
Victory Global Energy Transition Fund	Victory RS Small Cap Growth Fund
Victory RS Investors Fund	Victory RS Global Fund
Victory RS Large Cap Alpha Fund	Victory RS International Fund
Victory RS Partners Fund	Victory Sophus Emerging Markets Fund
Victory RS Value Fund	Victory Low Duration Bond Fund
Victory RS Growth Fund	Victory Floating Rate Fund
Victory RS Mid Cap Growth Fund	Victory High Income Municipal Bond Fund
Victory RS Science and Technology Fund	Victory High Yield Fund
Victory RS Select Growth Fund	Victory Tax-Exempt Fund
Victory RS Small Cap Equity Fund

Supplement dated June 17, 2024,

to the Statement of Additional Information dated May 1, 2023, as supplemented (“SAI”)

James K. De Vries has resigned as the President and Principal Executive Officer of Victory Portfolios (the “Trust”), and Thomas Dusenberry is hereby appointed by the Board of Trustees (the “Board”) to serve as President and Principal Executive Officer of the Trust and Patricia McClain is hereby appointed by the Board to serve as Secretary of the Trust effective June 14, 2024.

Accordingly, the SAI is hereby supplemented and revised as follows:

1.All references to Mr. De Vries listed in the SAI are deleted.

2.In the Management of the Trust section of the SAI under the heading “Officers of the Trust” the following rows are hereby added to the table:

Date
Name and	Position with	Commenced	Principal Occupation
Date of Birth	the Trust	Service	During Past 5 Years
Thomas Dusenberry	President	May 2022*	Head of Fund Administration, the Adviser
(July 1977)			(6/12/24-present); Director, Fund Administration,
the Adviser (May 2023-present); Manager, Fund
Administration (2022-April 2023); Treasurer and
Principal Financial Officer (2020-2022), Assistant
Treasurer (2019), Salient MF Trust, Salient
Midstream, MLP Fund, and Forward Funds;
Principal Financial Officer (2018-2021) and
Treasurer (2020-2021), Salient Private Access
Funds and Endowment PMF Funds; Senior Vice
President of Fund Accounting and Operations,
Salient Partners (2020-2022); Director of Fund
Operations, Salient Partners (2016-2019). Mr.
Dusenberry also serves as President of Victory
Portfolios II, Victory Variable Insurance Funds,
and Victory Portfolios III.
Patricia McClain	Secretary	June 2024	Director, Regulatory Administration, Fund
(September 1962)			Administration, the Adviser (July 2019-present).
Ms. McClain also serves as Secretary of Victory
Portfolios II, Victory Variable Insurance Funds,
and Victory Portfolios III.

* Effective June 14, 2024, Mr. Dusenberry resigned as Secretary and accepted the position of President.

If you wish to obtain more information, please call the Victory Funds at 800-539-FUND (800-539-3863) or your financial advisor.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.